Revenues - Contract assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Contract assets
Current		¥ 2,929
Non-current	¥ 31,754	33,926
Subtotal	31,754	36,855
Less: allowance for doubtful accounts	¥ (31,754)	(31,280)	¥ (28,819)
Total contract assets		¥ 5,575